UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Mangan & McColl Partners, LLC
                  --------------------------------------------
Address:          Bank of America Corporate Center
                  --------------------------------------------
                  100 North Tryon Street, Suite 5130
                  --------------------------------------------
                  Charlotte, North Carolina   28202
                  --------------------------------------------

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         ---------------------------------
Title:   Chief Financial Officer
         ---------------------------------
Phone:   (704) 376-0042
         ---------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph J. Schonberg      Charlotte, North Carolina       November 14, 2003
-------------------------------------------------------------------------------
   [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                                     ----------------

Form 13F Information Table Entry Total:                     74
                                                     ----------------

Form 13F Information Table Value Total:              $    290,576
                                                      ---------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


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

                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

                 NOTE 5.75%
MIRANT CORP       7/15/07    604675AC2       954   1,783,000   PRN         X                  N/A       1,783,000

                 DBCV 2.5%
MIRANT CORP       6/15/21    604675AB4     6,968  13,273,000   PRN         X                  N/A      13,273,000

AMERICREDIT
CORP               COMMON    03060R101       683      66,289    SH         X                  N/A          66,289

ADVANCEPCS         COMMON    00790K109    13,244     290,621    SH         X                  N/A         290,621

ASHFORD
HOSPITALITY
TR INC             COMMON    044103109       870      96,990    SH         X                  N/A          96,990

ALCAN
ALUMINIUM LTD      COMMON    013716105     3,819      99,825    SH         X                  N/A          99,825

ANWORTH
MORTGAGE
ASSET COR          COMMON    037347101     1,634     114,422    SH         X                  N/A         114,422

ANADARKO
PETROLEUM CORP     COMMON    032511107     5,587     133,786    SH         X                  N/A         133,786

***ASHANTI         GLOB
GOLDFIELDS LTD-   DEP RCPT   043743202     2,263     216,522    SH         X                  N/A         216,522

APEX MORTGAGE
CAPITAL INC        COMMON    037564101     2,547     473,458    SH         X                  N/A         473,458

BOSTON FED
BANCORP INC.       COMMON    101178101     1,370      45,301    SH         X                  N/A          45,301

BANK MUTUAL CORP   COMMON    063748107     3,817      89,909    SH         X                  N/A          89,909

***BANCO LATINO-
AMERICANO D         CLE      P16994132       639      53,248    SH         X                  N/A          53,248

BANKNORTH GROUP
INC NEW            COMMON    06646R107     2,516      89,146    SH         X                  N/A          89,146

BROOKLINE
BANCORP INC        COMMON    11373M107     1,741     117,854    SH         X                  N/A         117,854

CITIGROUP INC      COMMON    172967101     4,055      89,093    SH         X                  N/A          89,093

CITIZENS SOUTH
BANKING COR        COMMON    176682102     2,852     193,598    SH         X                  N/A         193,598

COASTAL
BANCORP INC        COMMON    19041P105       445      14,000    SH         X                  N/A          14,000

CONCORD EFS INC    COMMON    206197105    37,725   2,759,718    SH         X                  N/A       2,759,718

CONCORD EFS INC    COMMON    206197955     1,222      89,400    SH   PUT   X                  N/A          89,400

CERES GROUP INC    COMMON    156772105       262      65,455    SH         X                  N/A          65,455

DANA CORP          COMMON    235811106     4,072     263,907    SH         X                  N/A         263,907

DYNEGY INC
(HOLDING CO) CL    COMMON    26816Q101       634     176,203    SH         X                  N/A         176,203



                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

E TRADE
GROUP INC          COMMON    269246104       619      66,853    SH         X                  N/A          66,853

FIRSTFED
AMERICA
BANCORP I          COMMON    337929103     2,594     117,396    SH         X                  N/A         117,396

FIRST DATA CORP    COMMON    319963104     2,703      67,656    SH         X                  N/A          67,656

FLORIDAFIRST
BANCORP INC        COMMON    343258109     2,470      93,897    SH         X                  N/A          93,897

FIDELITY
BANKSHARES INC     COMMON    31604Q107       379      14,265    SH         X                  N/A          14,265

FAB
INDUSTRIES INC     COMMON    302747100        94      13,000    SH         X                  N/A          13,000

FIDELITY
NATIONAL
FINANCIA           COMMON    316326107     1,340      44,571    SH         X                  N/A          44,571

FIRST NIAGARA
FINL GROUP I       COMMON    33582V108     4,089     270,979    SH         X                  N/A         270,979

FIDELITY
NATIONAL
INFORMAT           COMMON    31620P109    20,301     813,658    SH         X                  N/A         813,658

FIRST COLONIAL
GROUP INC          COMMON    319734109     1,038      17,974    SH         X                  N/A          17,974

FRIEDMAN
BILLINGS RAMSEY    COMMON    358434108       259      15,000    SH         X                  N/A          15,000

GEORGIA
PACIFIC CORP       COMMON    373298108     4,321     178,278    SH         X                  N/A         178,278

HUDSON CITY
BANCORP INC        COMMON    443683107     2,650      85,978    SH         X                  N/A          85,978

HANOVER
CAPITAL
MORTGAGE           COMMON    410761100       372      35,264    SH         X                  N/A          35,264

INTERACTIVE
CORP               COMMON    45840Q101     4,191     126,314    SH         X                  N/A         126,314

IMPAC MORTGAGE
HOLDINGS IN        COMMON    45254P102       715      44,177    SH         X                  N/A          44,177


                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

J C PENNEY
CO INC             COMMON    708160106     3,408     159,471    SH         X                  N/A         159,471

HANCOCK JOHN
FINL SVCS INC      COMMON    41014S106     8,385     248,082    SH         X                  N/A         248,082

LEGATO
SYSTEMS INC        COMMON    524651106     7,587     671,450    SH         X                  N/A         671,450

LIONBRIDGE
TECHNOLOGIES IN    COMMON    536252109       668      89,221    SH         X                  N/A          89,221

MFA MORTGAGE
INVESTMENTS I      COMMON    55272X102     1,276     134,020    SH         X                  N/A         134,020

METRO-GOLDWYN-
MAYER INC NE       COMMON    591610100     3,278     213,668    SH         X                  N/A         213,668

ALTRIA
GROUP INC          COMMON    02209S103     6,832     155,993    SH         X                  N/A         155,993

MORGAN STANLEY
DEAN WITTER        COMMON    617446448     2,249      44,571    SH         X                  N/A          44,571

NEW CENTURY
FINANCIAL CORP     COMMON    64352D101     6,936     244,489    SH         X                  N/A         244,489

NEUBERGER
BERMAN INC         COMMON    641234109     1,872      44,710    SH         X                  N/A          44,710

OWENS ILLINOIS
INC NEW            COMMON    690768403     1,018      89,119    SH         X                  N/A          89,119

OFFICEMAX INC      COMMON    67622M108     3,700     394,884    SH         X                  N/A         394,884

OVERTURE
SERVICES INC       COMMON    69039R100     8,820     334,996    SH         X                  N/A         334,996



                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

PAC-WEST
TELECOM INC        COMMON    69371Y101       197      66,836    SH         X                  N/A          66,836

PG&E CORP          COMMON    69331C108     5,808     243,031    SH         X                  N/A         243,031

PFIZER INC         COMMON    717081103    16,226     534,100    SH         X                  N/A         534,100

PROVIDENT
FINANCIAL SERVIC   COMMON    74386T105     2,327     121,447    SH         X                  N/A         121,447

PEOPLESOFT INC     COMMON    712713106     5,318     291,090    SH         X                  N/A         291,090

PROVIDIAN
FINANCIAL CORP     COMMON    74406A102     2,076     176,062    SH         X                  N/A         176,062

RITE AID CORP      COMMON    767754104       973     188,539    SH         X                  N/A         188,539

RAIT
INVESTMENT TRUST   COMMON    749227104     1,218      53,060    SH         X                  N/A          53,060

RIGHT
MANAGEMENT
CONSULTAN          COMMON    766573109     2,160     119,444    SH         X                  N/A         119,444

CONNECTICUT
BANCSHARES INC     COMMON    207540105     4,592      89,598    SH         X                  N/A          89,598

SOUND FEDERAL
BANCORP INC        COMMON    83607V104     1,208      80,791    SH         X                  N/A          80,791

SOVEREIGN
BANCORP INC        COMMON    845905108     4,628     249,489    SH         X                  N/A         249,489

AT&T CORP          COMMON    001957905     2,401     111,422    SH         X                  N/A         111,422

TAUBMAN
CENTERS INC        COMMON    876664103    14,267     727,925    SH         X                  N/A         727,925

TIERONE
CORPORATION        COMMON    88650R108       474      22,467    SH         X                  N/A          22,467

USG CORP
NEW $0.10 PAR      COMMON    903293405     3,361     194,928    SH         X                  N/A         194,928

UNIVISION
COMMUNICATIONS I   COMMON    914906102     8,088     253,295    SH         X                  N/A         253,295

VIAD CORP          COMMON    92552R109       527      22,081    SH         X                  N/A          22,081

WASHINGTON GROUP
INTL INC           COMMON    938862208     5,733     212,328    SH         X                  N/A         212,328

WILLIAMS
COMPANIES INC      COMMON    969457100       833      88,403    SH         X                  N/A          88,403

WARNACO
GROUP INC          COMMON    934390402       688      44,168    SH         X                  N/A          44,168

WILTEL
COMMUNICATIONS
GROU               COMMON    972487102     3,390     211,205    SH         X                  N/A         211,205
